Segment reporting (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Operating Segments [Line Items]
Net interest income	$ 4,566	$ 6,517	$ 6,605
Non-interest income	29,109	28,398	29,222
Total revenues	33,675	34,915	35,828
Credit loss expense / (release)	143	29	(148)
Operating expenses	29,011	25,927	27,012
Operating profit / (loss) before tax	4,521	8,960	8,964
Tax expense / (benefit)	1,206	1,844	1,903
Net profit / (loss)	3,315	7,116	7,061
Additional information
Total assets	1,156,016	1,105,436	1,116,145
Additions to non-current assets	1,400	1,862	1,791
Effect of change in methodology of allocation of balance sheet resources from Group Items to business divisions if applied retrospectively			26,000
Global Wealth Management
Disclosure Of Operating Segments [Line Items]
Net interest income	5,436	5,274	4,244
Non-interest income	13,194	13,689	15,175
Total revenues	18,631	18,963	19,419
Credit loss expense / (release)	25	0	(29)
Operating expenses	14,900	14,069	14,743
Operating profit / (loss) before tax	3,705	4,894	4,706
Additional information
Total assets	369,176	388,624	395,235
Additions to non-current assets	666	42	56
Personal & Corporate Banking
Disclosure Of Operating Segments [Line Items]
Net interest income	3,128	2,192	2,120
Non-interest income	2,158	2,113	2,144
Total revenues	5,285	4,304	4,264
Credit loss expense / (release)	50	39	(86)
Operating expenses	2,889	2,475	2,623
Operating profit / (loss) before tax	2,346	1,790	1,726
Additional information
Total assets	257,068	235,330	225,425
Additions to non-current assets	219	13	16
Asset Management
Disclosure Of Operating Segments [Line Items]
Net interest income	(39)	(19)	(15)
Non-interest income	2,108	2,980	2,632
Total revenues	2,069	2,961	2,617
Credit loss expense / (release)	(1)	0	1
Operating expenses	1,706	1,565	1,593
Operating profit / (loss) before tax	364	1,396	1,023
Additional information
Total assets	19,662	16,971	25,202
Additions to non-current assets	70	1	1
Asset Management | Mitsubishi Corp.-UBS Realty Inc.
Additional information
Net gains / (losses) from disposals of investments in associates and joint ventures		848
Investment Bank
Disclosure Of Operating Segments [Line Items]
Net interest income	(2,612)	(241)	481
Non-interest income	10,371	8,958	8,978
Total revenues	7,759	8,717	9,459
Credit loss expense / (release)	67	(12)	(34)
Operating expenses	7,588	6,890	6,902
Operating profit / (loss) before tax	104	1,839	2,592
Additional information
Total assets	381,023	391,495	346,641
Additions to non-current assets	445	33	30
Effect of change in methodology of allocation of balance sheet resources from Group Items to business divisions if applied retrospectively			14,000
Non-core and Legacy
Disclosure Of Operating Segments [Line Items]
Net interest income	25	1	(11)
Non-interest income	34	236	70
Total revenues	59	237	60
Credit loss expense / (release)	1	2	0
Operating expenses	1,010	104	138
Operating profit / (loss) before tax	(952)	131	(78)
Additional information
Total assets	13,845	13,367	25,153
Additions to non-current assets	0	0	0
Group Items
Disclosure Of Operating Segments [Line Items]
Net interest income	(1,372)	(690)	(215)
Non-interest income	1,244	423	224
Total revenues	(128)	(267)	9
Credit loss expense / (release)	1	0	0
Operating expenses	919	823	1,014
Operating profit / (loss) before tax	(1,048)	(1,091)	(1,005)
Additional information
Total assets	115,242	59,649	98,488
Additions to non-current assets	$ 0	$ 1,773	$ 1,689